COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($)												6 Months Ended			12 Months Ended
	Jun. 28, 2022	Apr. 19, 2022	Feb. 14, 2022	Dec. 31, 2021	Oct. 11, 2021	Sep. 30, 2021	Sep. 15, 2021	Aug. 04, 2021	Aug. 02, 2021	Dec. 31, 2018	Jul. 31, 2018	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 20, 2022	Feb. 15, 2022	Jul. 30, 2021
Other Commitments [Line Items]
Proceeds from Issuance of Common Stock												$ 0	$ 25,000			$ 25,000
Common Stock, Par or Stated Value Per Share				$ 0.0001								$ 0.0001			$ 0.0001	$ 0.0001
Cash				$ 288,108								$ 18,159			$ 288,108	$ 288,108
Share Price																					$ 10.15
Contingent legal fees				981,000								$ 1,800,000			$ 981,000	981,000
Cash [Member]
Other Commitments [Line Items]
Percentage of transaction fees	75.00%
Financial Advisor [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	12.80%
Deferred discount [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	23.50%
Convertible Senior Notes [Member]
Other Commitments [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security																				1.00%
Maximum [Member]
Other Commitments [Line Items]
Percentage of redemption rate	80.00%
Percentage of deferred discount	100.00%
Maximum [Member] | Deferred discount [Member]
Other Commitments [Line Items]
Percentage of redemption rate	85.00%
Minimum [Member]
Other Commitments [Line Items]
Percentage of redemption rate	80.00%
Percentage of deferred discount	100.00%
Branded Online Inc dba Nogin [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments											$ 75,000
Operating Lease Expiration Description											May 2023	November 2028			November 2028
Operating Lease, Expense												$ 2,700,000		$ 1,600,000	$ 4,000,000		$ 2,800,000	$ 2,000,000
Operating Sublease Monthly Payments Receivable										$ 87,000	$ 87,000
Operating Sublease Expiration Description										May 2023	May 2023
Lessee Operating Sublease Income Receivable Year One and Year Two										$ 1,000,000	$ 1,000,000
Lessee Operating Sublease Income Receivable Year Three										$ 435,000	$ 435,000
Branded Online Inc dba Nogin [Member] | Maximum [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments				82,000								124,000			82,000	82,000
Branded Online Inc dba Nogin [Member] | Minimum [Member]
Other Commitments [Line Items]
Operating Lease Monthly Lease Payments				$ 35,000								$ 36,000			$ 35,000	$ 35,000
Sponsor [Member]
Other Commitments [Line Items]
Percentage of vested sponser shares before closing of business combination			30.00%
Sponsor [Member] | Private Placement Warrants [Member]
Other Commitments [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable			30 days
Restriction On Transfer Of Sponsor Shares [Member] | Sponsor [Member]
Other Commitments [Line Items]
Lock In Period Of Shares			1 year
SWAG Class A common stock [Member] | Nogins [Member]
Other Commitments [Line Items]
Proceeds from Issuance of Common Stock			$ 566
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Stock Value Ascribed Par Value			$ 10
Cash			$ 20,000,000
Vendor [Member]
Other Commitments [Line Items]
Business combination contingent fee							$ 3,000,000
Termination of this AgreementTerm							12 months
Percentage of cash fee							25.00%
Termination payments							$ 750,000
Additional contingent fee provision, rate							4
Percentage of securities issue					4.00%
Percentage of securities issue one					50.00%
Post Business Combination [Member]
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share	$ 5
Percentage of transaction fees	25.00%
Net proceeds from business combination	$ 25,000,000
Net indebtedness of business combination	$ 10,000,000
Post Business Combination [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	50.00%
Jefferies [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	30.90%
Jefferies [Member] | Financial Advisor [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	7.40%
JWCA [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	4.40%
Stifel [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	14.70%
Stifel [Member] | Financial Advisor [Member] | Scenario, Adjustment [Member]
Other Commitments [Line Items]
Percentage of cash fund in trust account	1.90%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Additional Units issued (in shares)								2,807,868
Underwriting Agreement [Member] | IPO [Member]
Other Commitments [Line Items]
Underwriter deferred cash fee per unit									$ 0.2
Payment of underwriter fee									$ 4,561,574
Deferred underwriting fee									$ 7,982,754
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Term of option for underwriters to purchase additional Units to cover over-allotments				45 days		45 days						45 days
Common stock shares subscribed but not issued				3,000,000								3,000,000			3,000,000	3,000,000
Underwriting Agreement [Member] | Over-Allotment Option [Member] | Maximum [Member]
Other Commitments [Line Items]
Common stock shares subscribed but not issued						3,300,000
Sponsor Agreement [Member]
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Number of vested sponser shares before closing of business combination			1,710,590
Number of vested sponser shares after closing of business combination			2,565,885
Percentage of vested sponser shares after Closing of business combination			45.00%
Percentage of trust funds paid for redemption of founder shares			40.00%
Sponsor Agreement [Member] | Vesting Tranche One [Member]
Other Commitments [Line Items]
Share Price			$ 12.5
Percentage of vesting of unvested sponser shares			50.00%
Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Other Commitments [Line Items]
Share Price			$ 14.5
Percentage of vesting of unvested sponser shares			50.00%
Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Other Commitments [Line Items]
Share Price			$ 12
Number Of Trading Days For Determining The Share Price			20 days
Number Of Consecutive Trading Days For Determining The Share Price			30 days
Waiting Period After Which The Share Trading Days Are Considered			150 days
Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Other Commitments [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders			84.80%
Percenatge of outstanding shares prefeered stock held By supporting stockholders			99.50%
Registration Rights Agreement [Member]
Other Commitments [Line Items]
Period in which shelf registration statement to be filed from closing of business combination			15 days
Thershold offering Price			$ 35,000,000
Investment Banking Services [Member]
Other Commitments [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security																				2.00%
Amendment to Merger Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Cash																			$ 20,000,000
Amendment to Merger Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Cash																			$ 15,000,000
Pipe Subscription Agreements [Member]
Other Commitments [Line Items]
Convertible Debt		$ 500,000
Proceeds from investments		15,000,000
Pipe Subscription Agreements [Member] | Convertible Senior Notes [Member]
Other Commitments [Line Items]
Debt instrument face value		$ 75,000,000
Debt instrument interest rate stated percentage		7.00%
Pipe Subscription Agreements [Member] | Maximum [Member]
Other Commitments [Line Items]
Convertible Debt		$ 65,000,000
Pipe Subscription Agreements [Member] | Minimum [Member]
Other Commitments [Line Items]
Convertible Debt		$ 10,000,000
Pipe Subscription Agreements [Member] | Pipe Warrants [Member]
Other Commitments [Line Items]
Class of warrant or right outstanding		1,500,000
Pipe Subscription Agreements [Member] | SWAG Class A common stock [Member]
Other Commitments [Line Items]
Debt instrument conversion price per warrant		$ 0.0001